Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	CINGULATE INC.
Entity Central Index Key	0001862150
Entity Tax Identification Number	86-3825535
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1901 W. 47th Place
Entity Address, City or Town	Kansas City
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
City Area Code	(913)
Local Phone Number	942-2300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false